Labor and Social Obligations - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Labor and Social Obligations
Bonuses	R$ 31,046	R$ 28,045
Payroll and social charges	53,462	17,763
Payroll accruals	25,582	18,998
Other labor	11,549	6,506
Labor and social obligations	121,639	71,312
Current	85,069	68,511
Non-current	36,570	2,801
Bonus recorded	R$ 18,989	R$ 14,519	R$ 4,224